Basis of Presentation (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Basis of Presentation [Abstract]
Number of past due payments on loans classified as nonperforming	3
Non-payment period of loans moved to non-accrual status	90 days
Actual net loss history period used in determining historical loss	4 years
Loan-to-value ratio applicable to additional allowance (in hundredths)	90.00%
Property, Plant and Equipment [Line Items]
Other real estate owned	$ 8.7	$ 5.3
Undistributed earnings	28.1
Age under which retirees can participate in company's medical plan	65 years
Age at which company provides access to medicare supplemental program for retirees	65 years
Number of reportable segment	1
Trust assets under management and not on consolidated financial statements	$ 825	$ 784
Building [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	20 years
Building [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	40 years
Furniture and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Furniture and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	7 years